Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
A summary of the changes in accumulated other comprehensive income (loss) by component for the dates indicated is as follows:

	Year Ended December 31,
	2015			2014
	Gains (Losses) on Cash Flow Hedges	Unrealized Gains (Losses) on Available- for-Sale Securities	Total	Gains (Losses) on Cash Flow Hedges	Unrealized Gains (Losses) on Available- for-Sale Securities	Total
	(Dollars in thousands)
Beginning balance	$(763)	$1,285	$522	$(780)	$(1,058)	$(1,838)
Other comprehensive income (loss) before reclassification	(73)	(74)	(147)	17	2,412	2,429
Amounts reclassified from accumulated other comprehensive income (loss)	—	(65)	(65)	—	(69)	(69)
Net current period other comprehensive income (loss)	(73)	(139)	(212)	17	2,343	2,360
Ending balance	$(836)	$1,146	$310	$(763)	$1,285	$522

Reclassification out of Accumulated Other Comprehensive Income (Loss)
A summary of the reclassifications out of accumulated other comprehensive income (loss) for the date indicated is as follows:

	Year ended December 31,
	2015	2014
Details about Accumulated Other Comprehensive Income (Loss) Components	Amount Reclassified from Accumulated Other Comprehensive Income (Loss)	Amount Reclassified from Accumulated Other Comprehensive Income (Loss)
	(Dollars in thousands)
Unrealized gains and losses on available-for-sale securities:
Net gains on securities	$99	$105
Income tax expense	(34)	(36)
Net of tax	$65	$69